Expenses by nature and function (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classification By Nature [Abstract]
Raw materials other inputs	R$ (29,364,996)	R$ (28,197,875)	R$ (30,600,855)
Personnel expenses	(2,173,640)	(2,576,107)	(2,466,890)
Outsourced services	(2,120,001)	(2,135,412)	(1,580,827)
Depreciation, amortization and depletion	(2,928,855)	(2,677,672)	(2,120,157)
Freights	(2,058,574)	(1,918,973)	(1,856,194)
Costs of idle industrial plants	(67,593)	(60,944)	(67,423)
Other income (expenses), net	(1,379,965)	(4,175,836)	(1,300,142)
Total	(40,093,624)	(41,742,819)	(39,992,488)
Classification by function:
Cost of products sold	(36,177,408)	(34,985,569)	(36,697,842)
Selling and distribution	(1,459,608)	(1,403,673)	(1,077,308)
General and administrative	(1,434,272)	(1,285,613)	(1,095,403)
Research and development	(167,456)	(162,010)	(169,635)
Other income (expenses), net	(854,880)	(3,905,954)	(952,300)
Total	R$ (40,093,624)	R$ (41,742,819)	R$ (39,992,488)